Average Annual Total Returns - FidelityFreedomBlendFunds-K6ComboPRO - FidelityFreedomBlendFunds-K6ComboPRO - Fidelity Freedom Blend 2020 Fund	May 30, 2024
Fidelity Freedom Blend 2020 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	12.95%
Past 5 years	6.69%
Since Inception	4.86%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	1.22%
F0202
Average Annual Return:
Past 1 year	12.87%
Past 5 years	6.64%
Since Inception	4.81%

[1]	A From August 31, 2018 .